UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06135

Templeton Institutional Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:  12/31

Date of reporting period: 3/31/16

Item 1. Schedule of Investments.

Templeton Institutional Funds

Statement of Investments, March 31, 2016 (unaudited)

Emerging Markets Series	Industry	Shares	Value
Common Stocks 93.2%
Argentina 0.3%
[a] Grupo Clarin SA, B, GDR, Reg S	Media	2,337	$42,650
MercadoLibre Inc.	Internet Software & Services	1,400	164,990
			207,640
Belgium 2.0%
Anheuser-Busch InBev NV	Beverages	9,360	1,163,952

Brazil 2.4%
BM&F BOVESPA SA	Diversified Financial Services	32,700	139,706
CETIP SA Mercados Organizados	Capital Markets	41,500	462,853
Duratex SA	Paper & Forest Products	43,000	90,422
[b] Duratex SA, BDR	Paper & Forest Products	1,700	1,875
M Dias Branco SA	Food Products	19,600	366,802
Mahle-Metal Leve SA Industria e Comercio	Auto Components	22,100	144,636
Totvs SA	Software	28,800	217,606
			1,423,900
Cambodia 1.1%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	1,046,000	667,457

China 20.0%
[b] Baidu Inc., ADR	Internet Software & Services	8,255	1,575,714
Brilliance China Automotive Holdings Ltd.	Automobiles	2,426,000	2,511,267
China Life Insurance Co. Ltd., H	Insurance	251,000	619,302
China Mobile Ltd.	Wireless Telecommunication
	Services	107,500	1,197,316
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	2,094,500	1,377,010
COSCO Pacific Ltd.	Transportation Infrastructure	193,400	254,298
Dah Chong Hong Holdings Ltd.	Distributors	514,100	209,422
NetEase Inc., ADR	Internet Software & Services	6,508	934,419
Poly Culture Group Corp. Ltd., H	Media	67,200	157,835
Tencent Holdings Ltd.	Internet Software & Services	114,500	2,339,491
Uni-President China Holdings Ltd.	Food Products	939,800	748,705
			11,924,779
Hong Kong 4.6%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	97,219	587,203
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	755,800	1,151,625
Sands China Ltd.	Hotels, Restaurants & Leisure	244,000	992,375
			2,731,203
Hungary 1.0%
Richter Gedeon Nyrt	Pharmaceuticals	29,141	581,087

India 12.8%
Bajaj Holdings and Investment Ltd.	Diversified Financial Services	3,882	86,042
Biocon Ltd.	Biotechnology	156,108	1,138,854
Dr. Reddy's Laboratories Ltd.	Pharmaceuticals	18,303	838,477
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	21,825	261,897
ICICI Bank Ltd.	Banks	240,900	860,448
Infosys Ltd.	IT Services	53,873	990,619
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	187,200	604,928
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	60,300	951,257
Tata Chemicals Ltd.	Chemicals	59,500	335,600
Tata Consultancy Services Ltd.	IT Services	34,246	1,302,697
[b] Tata Motors Ltd., A	Automobiles	61,898	269,388
			7,640,207
Indonesia 4.2%
Astra International Tbk PT	Automobiles	2,768,600	1,526,821
Bank Danamon Indonesia Tbk PT	Banks	1,659,700	479,737

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, March 31, 2016 (unaudited) (continued)

Semen Indonesia (Persero) Tbk PT	Construction Materials	607,100	469,877
			2,476,435
Mexico 0.7%
America Movil SAB de CV, L, ADR	Wireless Telecommunication
	Services	22,300	346,319
Nemak SAB de CV	Auto Components	48,800	70,159
[b] Telesites SAB de CV	Diversified Telecommunication
	Services	22,300	12,584
			429,062
Nigeria 0.0%†
Nigerian Breweries PLC	Beverages	43,697	23,493

Pakistan 0.9%
Habib Bank Ltd.	Banks	314,600	514,257

Philippines 0.5%
Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	2,581,800	289,458

Russia 1.9%
[a,b] Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	24,371	528,851
[b] Yandex NV, A	Internet Software & Services	37,724	577,931
			1,106,782
Singapore 0.1%
DBS Group Holdings Ltd.	Banks	7,200	82,185

South Africa 7.5%
Massmart Holdings Ltd.	Food & Staples Retailing	35,510	305,063
MTN Group Ltd.	Wireless Telecommunication
	Services	27,442	251,309
Naspers Ltd., N	Media	21,458	2,995,600
Remgro Ltd.	Diversified Financial Services	54,555	924,493
			4,476,465
South Korea 12.9%
Bukwang Pharmaceutical Co. Ltd.	Pharmaceuticals	73	1,825
Daelim Industrial Co. Ltd.	Construction & Engineering	9,985	792,339
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	9,846	818,269
Hankook Tire Co. Ltd.	Auto Components	5,800	275,439
Hanon Systems	Auto Components	35,220	282,863
Hyundai Development Co.	Construction & Engineering	29,430	1,180,525
iMarketkorea Inc.	Trading Companies & Distributors	17,693	292,691
Interpark Corp.	Internet & Catalog Retail	5,950	48,929
KT Skylife Co. Ltd.	Media	51,530	746,737
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	2,012	2,304,417
SK Hynix Inc.	Semiconductors & Semiconductor
	Equipment	39,540	971,660
			7,715,694
Taiwan 11.1%
Catcher Technology Co. Ltd.	Technology Hardware, Storage &
	Peripherals	77,000	631,148
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments
	& Components	495,200	1,303,805
Largan Precision Co. Ltd.	Electronic Equipment, Instruments
	& Components	3,000	232,396
Pegatron Corp.	Technology Hardware, Storage &
	Peripherals	255,000	594,588
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	769,000	3,867,921
			6,629,858
Thailand 4.4%
Kasikornbank PCL, fgn.	Banks	132,100	658,056
Land and Houses PCL, fgn.	Real Estate Management &
	Development	1,297,100	330,460

Templeton Institutional Funds
Statement of Investments, March 31, 2016 (unaudited) (continued)
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	158,900	317,755
Siam Commercial Bank PCL, fgn.	Banks	59,800	240,017
Thai Beverage PCL, fgn.	Beverages	1,980,100	1,050,743
			2,597,031
United Kingdom 4.8%
Unilever PLC	Personal Products	63,773	2,889,008

Total Common Stocks (Cost $52,842,960)			55,569,953
Participatory Notes (Cost $279,812) 0.4%
Saudi Arabia 0.4%
[c] Deutsche Bank AG/London, Samba Financial Group, 144A, 9/27/16	Banks	41,316	224,738
Preferred Stocks 5.5%
Brazil 5.5%
Banco Bradesco SA, ADR, pfd.	Banks	220,000	1,639,000
Itau Unibanco Holding SA, ADR, pfd.	Banks	192,842	1,656,513
Total Preferred Stocks (Cost $2,586,628)			3,295,513
Total Investments (Cost $55,709,400) 99.1%			59,090,204
Other Assets, less Liabilities 0.9%			540,239
Net Assets 100.0%			$59,630,443

† Rounds to less than 0.1% of net assets.
[a] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2016, the aggregate value of these securities was $571,501, representing 0.96% of net assets.
[b] Non-income producing.
[c] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
BDR	-	Brazilian Depositary Receipt
GDR	-	Global Depositary Receipt

Templeton Institutional Funds

Statement of Investments, March 31, 2016 (unaudited)

Foreign Equity Series	Industry	Shares	Value
Common Stocks 97.2%
Brazil 0.4%
Embraer SA, ADR	Aerospace & Defense	697,472	$18,385,362

Canada 1.1%
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	1,993,460	55,547,512

China 6.9%
China Life Insurance Co. Ltd., H	Insurance	14,260,000	35,184,233
China Mobile Ltd.	Wireless Telecommunication
	Services	4,617,440	51,428,235
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	122,824,040	64,916,314
CRRC Corp. Ltd., H	Machinery	30,262,280	30,428,662
GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	187,873,370	31,000,008
Haier Electronics Group Co. Ltd.	Household Durables	22,476,700	38,999,965
Sinopharm Group Co.	Health Care Providers & Services	12,010,800	53,958,682
Weichai Power Co. Ltd., H	Machinery	27,424,000	30,579,721
			336,495,820
France 9.9%
AXA SA	Insurance	2,848,040	67,072,461
BNP Paribas SA	Banks	1,652,540	83,196,794
Cie Generale des Etablissements Michelin, B	Auto Components	797,179	81,601,494
Compagnie de Saint-Gobain	Building Products	1,168,890	51,529,842
Sanofi	Pharmaceuticals	905,549	73,038,320
Technip SA	Energy Equipment & Services	911,227	50,522,215
Total SA, B	Oil, Gas & Consumable Fuels	1,497,443	68,280,849
Zodiac SA	Aerospace & Defense	324,144	6,497,331
			481,739,306
Germany 11.8%
Bayer AG	Pharmaceuticals	703,396	82,706,165
Deutsche Boerse AG	Diversified Financial Services	383,970	32,774,669
[a] Deutsche Lufthansa AG	Airlines	2,411,380	38,989,222
Deutsche Post AG	Air Freight & Logistics	726,407	20,191,257
HeidelbergCement AG	Construction Materials	730,080	62,533,772
Infineon Technologies AG	Semiconductors & Semiconductor
	Equipment	3,324,644	47,322,373
Lanxess AG	Chemicals	539,740	25,950,527
Merck KGaA	Pharmaceuticals	683,088	57,000,353
Metro AG	Food & Staples Retailing	1,535,110	47,580,041
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	237,153	48,251,669
SAP SE	Software	728,111	58,925,715
Siemens AG	Industrial Conglomerates	469,020	49,729,248
			571,955,011
Hong Kong 3.1%
AIA Group Ltd.	Insurance	5,509,110	31,212,384
Cheung Kong Property Holdings Ltd.	Real Estate Management &
	Development	4,661,243	29,983,954
CK Hutchison Holdings Ltd.	Industrial Conglomerates	4,912,243	63,640,344
Swire Pacific Ltd., A	Real Estate Management &
	Development	2,304,810	24,823,796
			149,660,478
India 0.8%
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	2,451,114	40,901,843

Ireland 1.9%
CRH PLC	Construction Materials	3,292,342	93,013,340

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, March 31, 2016 (unaudited) (continued)

Israel 1.8%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	1,608,249	86,057,404

Italy 2.3%
Eni SpA	Oil, Gas & Consumable Fuels	3,112,092	47,113,106
Intesa Sanpaolo SpA	Banks	9,379,301	25,985,359
UniCredit SpA	Banks	10,230,190	36,913,109
			110,011,574
Japan 6.9%
Konica Minolta Inc.	Technology Hardware, Storage &
	Peripherals	3,461,800	29,405,845
Nissan Motor Co. Ltd.	Automobiles	9,392,400	86,917,985
SoftBank Group Corp.	Wireless Telecommunication
	Services	823,500	39,263,415
Sumitomo Rubber Industries Ltd.	Auto Components	2,073,300	32,035,796
Suntory Beverage & Food Ltd.	Beverages	1,679,800	75,672,717
[a] Toshiba Corp.	Industrial Conglomerates	12,390,000	24,109,556
Toyota Motor Corp.	Automobiles	871,720	46,101,359
			333,506,673
Netherlands 6.5%
Akzo Nobel NV	Chemicals	1,071,620	73,064,312
ING Groep NV, IDR	Banks	7,444,590	90,076,545
Koninklijke Philips NV	Industrial Conglomerates	439,195	12,515,340
NN Group NV	Insurance	1,332,440	43,611,267
[a] QIAGEN NV	Life Sciences Tools & Services	1,488,071	33,164,542
[a] SBM Offshore NV	Energy Equipment & Services	3,328,447	42,356,603
TNT Express NV	Air Freight & Logistics	2,612,982	23,454,753
			318,243,362
Norway 2.2%
Statoil ASA	Oil, Gas & Consumable Fuels	2,540,550	40,045,202
Telenor ASA	Diversified Telecommunication
	Services	4,077,658	66,049,526
			106,094,728
Russia 0.4%
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	1,531,827	19,775,886

Singapore 3.2%
DBS Group Holdings Ltd.	Banks	4,432,913	50,599,823
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	25,824,860	73,215,797
United Overseas Bank Ltd.	Banks	2,450,100	34,313,038
			158,128,658
South Korea 5.4%
Hana Financial Group Inc.	Banks	874,412	18,930,715
Hyundai Mobis Co. Ltd.	Auto Components	248,666	54,052,399
Hyundai Motor Co.	Automobiles	228,595	30,432,371
KB Financial Group Inc.	Banks	1,038,739	28,881,191
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	115,350	132,114,551
			264,411,227
Spain 1.3%
[a] Repsol SA	Oil, Gas & Consumable Fuels	1,391,876	15,716,285
Telefonica SA	Diversified Telecommunication
	Services	4,461,781	50,034,587
			65,750,872
Sweden 0.9%
Getinge AB, B	Health Care Equipment & Supplies	2,003,891	46,197,295

Switzerland 6.7%
Credit Suisse Group AG	Capital Markets	3,484,795	49,345,118
Glencore PLC	Metals & Mining	22,365,080	50,554,051

Templeton Institutional Funds

Statement of Investments, March 31, 2016 (unaudited) (continued)
Novartis AG	Pharmaceuticals	592,954	42,999,421
Roche Holding AG	Pharmaceuticals	424,660	104,579,953
[a] Swiss Re AG	Insurance	836,175	77,340,642
			324,819,185
Taiwan 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	8,684,492	43,681,312

Thailand 1.1%
Bangkok Bank PCL	Banks	8,838,100	45,284,885
Bangkok Bank PCL, fgn.	Banks	1,311,400	6,794,045
			52,078,930
United Kingdom 20.5%
Aviva PLC	Insurance	8,103,729	53,113,114
BAE Systems PLC	Aerospace & Defense	8,812,681	64,458,859
Barclays PLC	Banks	16,489,940	35,544,067
BP PLC	Oil, Gas & Consumable Fuels	17,925,861	90,196,760
Carillion PLC	Construction & Engineering	4,855,600	20,520,820
GlaxoSmithKline PLC	Pharmaceuticals	4,161,362	84,435,869
HSBC Holdings PLC	Banks	8,676,503	54,134,820
International Consolidated Airlines Group SA	Airlines	3,609,350	28,708,031
Kingfisher PLC	Specialty Retail	11,227,951	60,778,911
Lloyds Banking Group PLC	Banks	59,075,280	57,742,981
Marks & Spencer Group PLC	Multiline Retail	6,443,320	37,610,266
Petrofac Ltd.	Energy Equipment & Services	4,526,410	59,905,997
Rexam PLC	Containers & Packaging	5,344,420	48,690,768
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	32,306	781,776
Royal Dutch Shell PLC, A, ADR	Oil, Gas & Consumable Fuels	27,553	1,334,943
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	1,543,858	37,714,908
Royal Dutch Shell PLC, B, ADR	Oil, Gas & Consumable Fuels	1,316,701	64,768,522
Sky PLC	Media	3,177,560	46,757,416
Standard Chartered PLC	Banks	5,021,381	34,097,907
[a] Tesco PLC	Food & Staples Retailing	18,561,650	51,158,990
Vodafone Group PLC	Wireless Telecommunication
	Services	19,862,594	63,136,117
			995,591,842
United States 1.2%
Chubb Ltd.	Insurance	476,660	56,794,039

Total Common Stocks (Cost $3,904,990,125)			4,728,841,659

Short Term Investments (Cost $104,803,956) 2.1%
Money Market Funds 2.1%
United States 2.1%
[a,b] Institutional Fiduciary Trust Money Market Portfolio		104,803,956	104,803,956

Total Investments (Cost $4,009,794,081) 99.3%			4,833,645,615

Other Assets, less Liabilities 0.7%			32,916,982
Net Assets 100.0%			$4,866,562,597

a Non-income producing.
b See Note 5 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

Templeton Institutional Funds

Statement of Investments, March 31, 2016 (unaudited) (continued)

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Templeton Institutional Funds

Statement of Investments, March 31, 2016 (unaudited)

Foreign Smaller Companies Series	Industry	Shares	Value
Common Stocks 94.0%
Austria 1.1%
Wienerberger AG	Building Products	694,750	$13,348,691

Belgium 1.8%
Barco NV	Electronic Equipment, Instruments
	& Components	187,070	13,482,882
Ontex Group NV	Personal Products	254,230	8,338,407
			21,821,289
Bermuda 1.3%
Axis Capital Holdings Ltd.	Insurance	282,440	15,664,122

Brazil 1.4%
Grendene SA	Textiles, Apparel & Luxury Goods	1,051,800	4,996,189
M Dias Branco SA	Food Products	368,700	6,900,002
Tupy SA	Auto Components	1,020,900	4,679,255
			16,575,446
Canada 5.6%
Badger Daylighting Inc.	Construction & Engineering	558,400	9,459,740
Canaccord Genuity Group Inc.	Capital Markets	1,327,638	4,101,405
Dorel Industries Inc., B	Household Durables	463,000	10,379,646
Enerflex Ltd.	Energy Equipment & Services	798,900	6,283,864
[a] Genworth MI Canada Inc.	Thrifts & Mortgage Finance	297,200	7,008,430
HudBay Minerals Inc.	Metals & Mining	2,387,760	8,756,009
Laurentian Bank of Canada	Banks	162,000	5,940,603
Mullen Group Ltd.	Energy Equipment & Services	899,600	9,972,839
Precision Drilling Corp.	Energy Equipment & Services	1,111,300	4,657,349
			66,559,885
China 3.8%
AAC Technologies Holdings Inc.	Electronic Equipment, Instruments
	& Components	1,683,500	12,880,136
China ZhengTong Auto Services Holdings Ltd.	Specialty Retail	11,507,000	4,420,435
[b] Goodbaby International Holdings Ltd.	Leisure Products	16,139,000	8,280,305
Greatview Aseptic Packaging Co. Ltd.	Containers & Packaging	13,217,000	6,321,111
Kingdee International Software Group Co. Ltd.	Software	25,794,000	8,279,510
Yingde Gases Group Co. Ltd.	Chemicals	14,454,500	5,534,089
			45,715,586
Colombia 0.6%
[b] Gran Tierra Energy Inc.	Oil, Gas & Consumable Fuels	2,614,200	6,525,179

Finland 3.9%
Amer Sports OYJ	Leisure Products	795,112	23,123,676
Huhtamaki OYJ	Containers & Packaging	635,910	23,618,396
			46,742,072
France 0.6%
Beneteau	Leisure Products	476,600	6,501,742

Germany 6.9%
Gerresheimer AG	Life Sciences Tools & Services	303,040	23,776,389
Grand City Properties SA	Real Estate Management &
	Development	763,160	17,547,071
Jenoptik AG	Electronic Equipment, Instruments
	& Components	689,220	11,022,291
Leoni AG	Auto Components	169,000	5,833,446
Rational AG	Machinery	45,160	24,144,164
			82,323,361
Hong Kong 7.2%
EVA Precision Industrial Holdings Ltd.	Machinery	38,802,000	5,752,261
Luk Fook Holdings (International) Ltd.	Specialty Retail	3,625,000	8,233,804

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, March 31, 2016 (unaudited) (continued)
Sitoy Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	11,750,000	3,695,850
Stella International Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,993,562	9,348,951
Techtronic Industries Co. Ltd.	Household Durables	5,662,000	22,407,575
Value Partners Group Ltd.	Capital Markets	13,913,000	14,617,227
VTech Holdings Ltd.	Communications Equipment	1,843,400	21,885,971
			85,941,639
India 0.9%
Dewan Housing Finance Corp. Ltd.	Thrifts & Mortgage Finance	1,786,758	5,295,147
Jain Irrigation Systems Ltd.	Machinery	5,600,954	5,097,540
			10,392,687
Italy 2.3%
Azimut Holding SpA	Capital Markets	266,624	6,145,567
Interpump Group SpA	Machinery	1,209,640	17,692,815
Marr SpA	Food & Staples Retailing	183,109	3,689,101
			27,527,483
Japan 15.6%
Aderans Co. Ltd.	Personal Products	634,600	3,794,800
Asahi Co. Ltd.	Specialty Retail	533,500	7,172,113
Asics Corp.	Textiles, Apparel & Luxury Goods	862,000	15,356,613
Capcom Co. Ltd.	Software	247,000	6,024,390
Daibiru Corp.	Real Estate Management &
	Development	684,300	5,776,223
Descente Ltd.	Textiles, Apparel & Luxury Goods	812,771	11,973,649
Fuji Oil Holdings Inc.	Food Products	479,200	8,639,182
Keihin Corp.	Auto Components	542,300	8,099,927
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	253,500	22,254,032
Koshidaka Holdings Co. Ltd.	Hotels, Restaurants & Leisure	332,800	6,357,635
KYB Corp.	Auto Components	1,726,000	5,106,917
MEITEC Corp.	Professional Services	496,100	17,345,537
Nachi-Fujikoshi Corp.	Machinery	2,420,000	8,428,984
Shinko Plantech Co. Ltd.	Energy Equipment & Services	723,000	5,505,451
Square Enix Holdings Co. Ltd.	Software	198,700	5,367,169
Sumitomo Rubber Industries Ltd.	Auto Components	1,121,900	17,335,147
Tokai Rika Co. Ltd.	Auto Components	261,500	4,921,205
Tsugami Corp.	Machinery	1,254,000	4,557,164
Tsumura & Co.	Pharmaceuticals	713,400	17,127,432
Unipres Corp.	Auto Components	240,700	4,193,991
			185,337,561
Luxembourg 1.0%
[b] Stabilus SA	Machinery	256,485	12,365,291

Netherlands 5.8%
Aalberts Industries NV	Machinery	671,068	23,289,578
Accell Group NV	Leisure Products	335,775	7,148,974
Arcadis NV	Construction & Engineering	745,200	13,902,390
Beter Bed Holding NV	Specialty Retail	238,200	5,964,886
[b,c] Refresco Gerber NV, Reg S	Beverages	1,025,750	18,330,692
			68,636,520
Norway 0.9%
Tomra Systems ASA	Commercial Services & Supplies	964,460	10,062,865

Philippines 0.8%
Metropolitan Bank & Trust Co.	Banks	2,210,956	3,968,506
Vista Land & Lifescapes Inc.	Real Estate Management &
	Development	48,631,200	4,933,523
			8,902,029
Singapore 1.0%
[b] Flextronics International Ltd.	Electronic Equipment, Instruments
	& Components	1,018,050	12,277,683

South Korea 6.5%
Binggrae Co. Ltd.	Food Products	99,114	6,004,733

Templeton Institutional Funds

Statement of Investments, March 31, 2016 (unaudited) (continued)
BNK Financial Group Inc.	Banks	1,381,164	11,695,430
DGB Financial Group Inc.	Banks	1,401,436	10,888,361
Hanon Systems	Auto Components	1,478,895	11,877,482
[a,b] Hyundai Mipo Dockyard Co. Ltd.	Machinery	91,705	5,139,576
KIWOOM Securities Co. Ltd.	Capital Markets	184,979	10,786,936
Korea Investment Holdings Co. Ltd.	Capital Markets	237,526	9,113,165
Youngone Corp.	Textiles, Apparel & Luxury Goods	272,369	11,436,733
			76,942,416
Spain 1.5%
[a] Construcciones y Auxiliar de Ferrocarriles SA	Machinery	29,776	9,506,856
Tecnicas Reunidas SA	Energy Equipment & Services	309,414	8,707,910
			18,214,766
Sweden 2.7%
Bulten AB	Auto Components	631,553	5,797,420
Duni AB	Household Durables	537,430	8,923,173
[c] The Thule Group AB, Reg S	Leisure Products	1,270,690	17,535,829
			32,256,422
Switzerland 3.5%
[b] Basilea Pharmaceutica AG	Biotechnology	39,940	2,815,310
Bucher Industries AG	Machinery	37,990	9,237,125
[a] Logitech International SA	Technology Hardware, Storage &
	Peripherals	847,439	13,482,754
Vontobel Holding AG	Capital Markets	371,770	16,110,098
			41,645,287
Taiwan 4.0%
Casetek Holdings Ltd.	Technology Hardware, Storage &
	Peripherals	1,091,000	5,927,875
Chicony Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	3,950,357	10,155,538
Giant Manufacturing Co. Ltd.	Leisure Products	2,170,482	12,534,453
Simplo Technology Co. Ltd.	Electronic Equipment, Instruments
	& Components	2,433,918	8,728,189
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	5,762,000	10,447,740
			47,793,795
Thailand 0.7%
L.P.N. Development PCL, fgn.	Real Estate Management &
	Development	9,575,000	3,815,827
Pruksa Real Estate PCL, fgn.	Real Estate Management &
	Development	6,205,600	4,769,462
			8,585,289
United Kingdom 12.6%
Bellway PLC	Household Durables	156,520	5,899,632
Bovis Homes Group PLC	Household Durables	378,740	5,069,683
Debenhams PLC	Multiline Retail	4,757,080	5,140,615
Devro PLC	Food Products	1,708,970	7,226,162
DFS Furniture Ltd.	Household Durables	2,748,950	12,376,106
Dignity PLC	Diversified Consumer Services	372,324	13,263,384
Foxtons Group PLC	Real Estate Management &
	Development	3,166,010	7,404,403
Greggs PLC	Food & Staples Retailing	1,234,440	19,282,188
Laird PLC	Electronic Equipment, Instruments
	& Components	2,302,240	12,604,695
[b] LivaNova PLC	Health Care Equipment & Supplies	182,001	9,824,414
Man Group PLC	Capital Markets	6,866,181	15,046,721
Oxford Instruments PLC	Electronic Equipment, Instruments
	& Components	713,240	6,867,004
SIG PLC	Trading Companies & Distributors	3,769,313	7,908,094
UBM PLC	Media	1,599,686	13,815,481
[b] Vectura Group PLC	Pharmaceuticals	3,486,022	8,145,307
			149,873,889
Total Common Stocks (Cost $979,241,481)			1,118,532,995

Templeton Institutional Funds

Statement of Investments, March 31, 2016 (unaudited) (continued)
Preferred Stocks 1.0%
Brazil 0.4%
Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	2,376,800	5,116,864
Germany 0.6%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	95,700	6,503,153
Total Preferred Stocks (Cost $19,271,273)			11,620,017
Total Investments before Short Term Investments (Cost $998,512,754)			1,130,153,012

Short Term Investments 5.0%
		Principal Amount
U.S. Government and Agency Securities 3.8%
United States 3.8%
[d] Farmer Mac Discount Note, 4/01/16		$26,800,000	26,800,000
[d] FHLMC, 4/01/16		19,200,000	19,200,000
Total U.S. Government and Agency Securities (Cost $45,999,782)			46,000,000
Total Investments before Money Market Funds (Cost $1,044,512,536)			1,176,153,012
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$14,060,045) 1.2%
Money Market Funds 1.2%
United States 1.2%
[b,e] Institutional Fiduciary Trust Money Market Portfolio		14,060,045	14,060,045
Total Investments (Cost $1,058,572,581) 100.0%			1,190,213,057
Other Assets, less Liabilities (0.0)%†			(107,379)
Net Assets 100.0%			$1,190,105,678

† Rounds to less than 0.1% of net assets.
a A portion or all of the security is on loan at March 31, 2016.
b Non-income producing.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2016, the aggregate value of these securities was $35,866,521 representing 3.01% of net assets.
d The security is traded on a discount basis with no stated coupon rate.
e See Note 5 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

FHLMC - Federal Home Loan Mortgage Corp.

Templeton Institutional Funds

Statement of Investments, March 31, 2016 (unaudited)

Global Equity Series	Industry	Shares	Value
Common Stocks 94.6%
Austria 0.5%
UNIQA Insurance Group AG	Insurance	209,388	$1,472,201

Belgium 0.5%
UCB SA	Pharmaceuticals	16,600	1,270,497

China 5.0%
China Life Insurance Co. Ltd., H	Insurance	609,000	1,502,609
China Mobile Ltd.	Wireless Telecommunication
	Services	69,500	774,079
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	6,038,000	3,191,270
CRRC Corp. Ltd., H	Machinery	1,955,500	1,966,251
GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	2,427,000	400,467
Haier Electronics Group Co. Ltd.	Household Durables	802,000	1,391,573
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	1,748,000	1,514,249
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	566,800	1,125,219
Sinopharm Group Co.	Health Care Providers & Services	334,400	1,502,297
Weichai Power Co. Ltd., H	Machinery	384,000	428,187
			13,796,201
France 7.8%
AXA SA	Insurance	124,435	2,930,493
BNP Paribas SA	Banks	77,250	3,889,136
Cie Generale des Etablissements Michelin, B	Auto Components	26,158	2,677,607
Compagnie de Saint-Gobain	Building Products	66,130	2,915,303
Credit Agricole SA	Banks	294,670	3,192,414
Sanofi	Pharmaceuticals	12,910	1,041,274
Technip SA	Energy Equipment & Services	27,710	1,536,358
Total SA, B	Oil, Gas & Consumable Fuels	74,460	3,395,249
			21,577,834
Germany 7.1%
Bayer AG	Pharmaceuticals	24,170	2,841,938
Deutsche Boerse AG	Diversified Financial Services	15,060	1,285,482
[a] Deutsche Lufthansa AG	Airlines	171,060	2,765,842
HeidelbergCement AG	Construction Materials	14,380	1,231,695
Lanxess AG	Chemicals	58,230	2,799,680
Merck KGaA	Pharmaceuticals	27,610	2,303,919
Metro AG	Food & Staples Retailing	53,480	1,657,588
[a] MorphoSys AG	Life Sciences Tools & Services	27,880	1,345,698
SAP SE	Software	22,400	1,812,823
Siemens AG, ADR	Industrial Conglomerates	14,800	1,565,840
			19,610,505
Hong Kong 0.6%
CK Hutchison Holdings Ltd.	Industrial Conglomerates	123,040	1,594,039

India 0.1%
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	22,844	381,199

Ireland 1.2%
CRH PLC	Construction Materials	115,580	3,266,608

Israel 1.7%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	85,786	4,590,409

Italy 1.6%
Eni SpA	Oil, Gas & Consumable Fuels	184,797	2,797,591

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, March 31, 2016 (unaudited) (continued)

UniCredit SpA	Banks	496,654	1,792,053
			4,589,644
Japan 5.1%
Konica Minolta Inc.	Technology Hardware, Storage &
	Peripherals	240,700	2,044,597
Nissan Motor Co. Ltd.	Automobiles	393,200	3,638,703
SoftBank Group Corp.	Wireless Telecommunication
	Services	53,500	2,550,811
Suntory Beverage & Food Ltd.	Beverages	55,400	2,495,695
[a] Toshiba Corp.	Industrial Conglomerates	576,000	1,120,832
Toyota Motor Corp.	Automobiles	45,400	2,401,002
			14,251,640
Netherlands 2.4%
Akzo Nobel NV	Chemicals	42,980	2,930,427
NN Group NV	Insurance	74,430	2,436,122
[a] QIAGEN NV	Life Sciences Tools & Services	64,160	1,429,930
			6,796,479
Norway 1.0%
Telenor ASA	Diversified Telecommunication
	Services	172,390	2,792,357

Portugal 1.4%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	309,890	3,897,692

Russia 0.7%
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	145,237	1,875,010

Singapore 0.7%
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	673,104	1,908,310

South Korea 3.6%
Hana Financial Group Inc.	Banks	55,912	1,210,475
Hyundai Mobis Co. Ltd.	Auto Components	8,701	1,891,332
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	6,043	6,921,268
			10,023,075
Spain 0.9%
Telefonica SA	Diversified Telecommunication
	Services	235,285	2,638,495

Sweden 0.3%
Getinge AB, B	Health Care Equipment & Supplies	35,480	817,949

Switzerland 4.7%
ABB Ltd.	Electrical Equipment	147,820	2,882,117
[a] Basilea Pharmaceutica AG	Biotechnology	14,800	1,043,229
Credit Suisse Group AG	Capital Markets	186,391	2,639,319
Glencore PLC	Metals & Mining	746,860	1,688,203
Roche Holding AG	Pharmaceuticals	13,450	3,312,298
Swiss Re AG	Insurance	17,360	1,605,685
			13,170,851
Thailand 0.9%
Bangkok Bank PCL	Banks	461,800	2,366,183

United Kingdom 13.8%
Aviva PLC	Insurance	399,290	2,617,009
BAE Systems PLC	Aerospace & Defense	297,960	2,179,378
Barclays PLC	Banks	1,087,160	2,343,374
BP PLC	Oil, Gas & Consumable Fuels	704,990	3,547,267
GlaxoSmithKline PLC	Pharmaceuticals	148,860	3,020,435
HSBC Holdings PLC	Banks	562,400	3,508,951
Kingfisher PLC	Specialty Retail	455,580	2,466,136

Templeton Institutional Funds

Statement of Investments, March 31, 2016 (unaudited) (continued)
Marks & Spencer Group PLC	Multiline Retail	268,870	1,569,420
Petrofac Ltd.	Energy Equipment & Services	132,820	1,757,842
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	148,000	3,615,492
Sky PLC	Media	220,010	3,237,421
Standard Chartered PLC	Banks	201,625	1,369,143
[a] Subsea 7 SA	Energy Equipment & Services	202,990	1,538,417
[a] Tesco PLC	Food & Staples Retailing	771,390	2,126,079
Vodafone Group PLC	Wireless Telecommunication
	Services	1,114,402	3,542,287
			38,438,651
United States 33.0%
Allegheny Technologies Inc.	Metals & Mining	98,390	1,603,757
[a] Allergan PLC	Pharmaceuticals	17,540	4,701,246
[a] Alphabet Inc., A	Internet Software & Services	5,690	4,340,901
American International Group Inc.	Insurance	48,660	2,630,073
Amgen Inc.	Biotechnology	25,750	3,860,698
Apache Corp.	Oil, Gas & Consumable Fuels	49,190	2,400,964
Applied Materials Inc.	Semiconductors & Semiconductor
	Equipment	135,990	2,880,268
Baker Hughes Inc.	Energy Equipment & Services	42,720	1,872,418
Capital One Financial Corp.	Consumer Finance	45,950	3,184,795
Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	138,620	571,114
Chevron Corp.	Oil, Gas & Consumable Fuels	32,290	3,080,466
Citigroup Inc.	Banks	98,490	4,111,957
Comcast Corp., A	Media	72,250	4,413,030
CVS Health Corp.	Food & Staples Retailing	28,610	2,967,715
Foot Locker Inc.	Specialty Retail	18,280	1,179,060
General Motors Co.	Automobiles	66,500	2,090,095
Gilead Sciences Inc.	Biotechnology	46,910	4,309,153
Halliburton Co.	Energy Equipment & Services	101,650	3,630,938
The Hartford Financial Services Group Inc.	Insurance	38,590	1,778,227
JPMorgan Chase & Co.	Banks	75,990	4,500,128
[a] Knowles Corp.	Electronic Equipment, Instruments
	& Components	114,170	1,504,761
Macy's Inc.	Multiline Retail	44,970	1,982,727
Medtronic PLC	Health Care Equipment & Supplies	28,580	2,143,500
Microsoft Corp.	Software	122,710	6,777,273
Morgan Stanley	Capital Markets	82,820	2,071,328
News Corp., A	Media	157,930	2,016,766
Oracle Corp.	Software	101,050	4,133,955
Pfizer Inc.	Pharmaceuticals	41,640	1,234,210
Stanley Black & Decker Inc.	Machinery	23,300	2,451,393
SunTrust Banks Inc.	Banks	69,370	2,502,870
Twenty-First Century Fox Inc., A	Media	73,110	2,038,307
Walgreens Boots Alliance Inc.	Food & Staples Retailing	33,260	2,801,822
			91,765,915
Total Common Stocks (Cost $249,859,929)			262,891,744
Preferred Stocks (Cost $1,943,926) 0.4%
Germany 0.4%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	15,600	1,060,075

Total Investments before Short Term Investments (Cost $251,803,855)			263,951,819
		Principal Amount

Short Term Investments (Cost $12,900,000) 4.6%
Time Deposits 4.6%
United States 4.6%
Royal Bank of Canada, 0.20%, 4/01/16		$12,900,000	12,900,000

Templeton Institutional Funds

Statement of Investments, March 31, 2016 (unaudited) (continued)
Total Investments (Cost $264,703,855) 99.6%	276,851,819
Other Assets, less Liabilities 0.4%	1,080,396
Net Assets 100.0%	$277,932,215

a Non-income producing.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt

Templeton Institutional Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

On May 17, 2016, the Trust’s Board of Trustees (the Board) approved a proposal to change the name of the Foreign Equity Series to International Equity Series, effective June 30, 2016.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Board, the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Time deposits are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At March 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

			Foreign Smaller
	Emerging	Foreign Equity	Companies	Global Equity
	Markets Series	Series	Series	Series

Cost of investments	$58,081,221	$4,093,337,843	$1,060,404,805	$266,351,152

Unrealized appreciation	$8,033,456	$1,285,260,836	$267,294,206	$42,314,717
Unrealized depreciation	(7,024,473)	(544,953,064)	(137,485,954)	(31,814,050)
Net unrealized appreciation (depreciation)	$1,008,983	$740,307,772	$129,808,252	$10,500,667

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to January 1, 2014, the waiver was accounted for as a reduction to management fees.

							% of Affiliated Fund
	Number of Shares			Number of Shares	Value at		Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)	Period
Emerging Markets Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	3,729,378	5,897,169	(9,626,547)	-	$-	$ -	$-	0.00%

Foreign Equity Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	129,523,830	184,523,728	(209,243,602)	104,803,956	$104,803,956	$ -	$-	0.49%

Foreign Smaller Companies Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	12,433,800	19,211,583	(17,585,338)	14,060,045	$14,060,045	$ -	$-	0.07%

Global Equity Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	3,796,214	(3,796,214)	-	$-	$ -	$-	0.00%

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2016, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Emerging Markets Series
Assets:
Investments in Securities
Equity Investments[a,b]	$58,865,466	$-	$	- $	58,865,466
Participatory Notes	-	224,738		-	224,738
Total Investments in Securities	$58,865,466	$224,738	$	- $	59,090,204

Foreign Equity Series
Assets:
Investments in Securities
Equity Investments[a,b]	$4,728,841,659	$-	$-	$4,728,841,659
Short Term Investments	104,803,956	-	-	104,803,956
Total Investments in Securities	$4,833,645,615	$-	$-	$4,833,645,615

Foreign Smaller Companies Series
Assets:
Investments in Securities
Equity Investments[a,b]	$1,130,153,012	$-	$-	$1,130,153,012
Short Term Investments	14,060,045	46,000,000	-	60,060,045
Total Investments in Securities	$1,144,213,057	$46,000,000	$-	$1,190,213,057

Global Equity Series
Assets:
Investments in Securities
Equity Investments[a,b]	$263,951,819	$-	$-	$263,951,819
Short Term Investments	-	12,900,000	-	12,900,000
Total Investments in Securities	$263,951,819	$12,900,000	$-	$276,851,819

aIncludes common and preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the the Statements of Investments.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Institutional Funds

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 26, 2016

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date May 26, 2016